Cover	Jul. 26, 2021
Cover [Abstract]
Entity Registrant Name	LAKELAND INDUSTRIES, INC.
Entity Central Index Key	0000798081
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 26, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-15535
Entity Tax Identification Number	13-3115216
Entity Address Address Line 1	202 Pride Lane SW
Entity Address City Or Town	Decatur
Entity Address State Or Province	AL
Entity Address Postal Zip Code	35603
City Area Code	256
Local Phone Number	350-3873
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	LAKE
Security Exchange Name	NASDAQ